Related party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related party transactions
Disclosure of information about key management personnel [text block]

	December 31,	December 31,
	2020	2019
Salaries and bonuses	$1,973,250	$1,619,150
Stock-based compensation	192,160	105,896

Total	$2,165,410	$1,725,046